Schedule of Components of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal
State
Foreign	214,398
Total current	214,398
Federal
State
Foreign	(153,781)
Total deferred	(153,781)
Effective tax rate	$ 60,617